INVESTMENTS IN NONCONSOLIDATED SUBSIDIARIES (Details 1) - Nonconsolidated Subsidiaries [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Current Assets	$ 2,735	$ 2,753
Property, plant and equipment, net of accumulated depreciation	16,167	18,109
Other Non-Current Assets	7,970	6,054
Total Assets	26,872	26,916
Liabilities and Shareholders' Equity
Current Liabilities	8,221	4,697
Long Term Liabilities	14,282	17,286
Total Liabilities	22,503	21,983
Total Shareholders' Equity	4,369	4,933
Total Liablities and Shareholders'Equity	$ 26,872	$ 26,916